Proportionately Consolidated Company and Discontinued Operations - Company's Consolidated Balance Sheet on Basis of Company's Percentage of Holding (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Current assets	$ 562,135	$ 630,613
Property, plant and equipment-net	24,715	26,664	24,842
Funds in respect of employee rights upon retirement	11,280	11,846
Total assets	653,318	747,483	628,341
Liabilities:
Current liabilities	160,870	147,857
Liability for employee rights upon retirement	26,221	26,797
Total liabilities	205,805	257,351
Frontline [Member]
Assets:
Current assets	4,184	2,799
Property, plant and equipment-net	156	112
Funds in respect of employee rights upon retirement	682	603
Total assets	5,022	3,514
Liabilities:
Current liabilities	602	553
Liability for employee rights upon retirement	999	935
Total liabilities	$ 1,601	$ 1,488